Acquisition of Gateway Insurance Company - Acquisition of Gateway Purchase Price Allocation (Details) (USD $)					12 Months Ended
	Jan. 02, 2013	Sep. 30, 2012	Jan. 02, 2013 December 31, 2012 [Member]	Jan. 02, 2013 September 30, 2013 [Member]	Dec. 31, 2012 Gateway’s Workers’ Compensation Business [Member]
Business Disposition, Percentage of Business Disposed					100.00%
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables			$ 17,273,000	$ 8,694,000
Business Acquisition, Cost of Acquired Entity, Cash Paid			12,282,000	12,282,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable			2,000,000	2,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	14,300,000		14,282,000	14,282,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents			45,421,000	45,421,000
Business Acquisition, Purchase Price Allocation, Reinsurance recoverable				6,352,000
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable				740,000
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment			195,000	923,000
Acquired in business combination		0	685,000	1,233,000
Business Acquisition, Purchase Price Allocation, Assets Acquired			63,574,000	63,363,000
Business Acquisition, Purchase Price Allocation, Unpaid Claims			36,209,000	36,209,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Deferred Revenue			9,601,000	9,601,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Other Liabilities				286,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accrued Liabilities			3,482,000	2,985,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed			49,292,000	49,081,000
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net			$ 14,282,000	$ 14,282,000